Financial and Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial and Capital Risk Management [Abstract]
Schedule of Foreign Currency Balances

The Company had the following foreign currency balances:

As at December 31, 2024	Foreign Currency	Foreign Balance	$
Cash and cash equivalents	COP (000’s)	1,194,733	270,967
Cash and cash equivalents	CAD	42,518,337	29,549,195
Receivables	COP (000’s)	1,597,666	362,352
Long-Term VAT Receivable	COP (000’s)	9,972,248	2,261,717
Receivables	CAD	114,670	79,693
Accounts payable and accrued liabilities	COP (000’s)	(6,860,475)	(1,555,963)
Accounts payable and accrued liabilities	CAD	(24,324)	(16,904)
Warrants liability	CAD	(4,551,406)	(3,163,115)
Lease liability	COP (000’s)	(685,742)	(155,527)

As at December 31, 2023	Foreign Currency	Foreign Balance	$
Cash and cash equivalents	COP (000’s)	1,380,749	361,259
Cash and cash equivalents	CAD	13,041,560	9,860,548
Receivables	COP (000’s)	698,996	182,885
Long-Term VAT Receivable	COP (000’s)	6,877,768	1,799,497
Receivables	CAD	24,298	18,371
Accounts payable and accrued liabilities	COP (000’s)	(5,973,328)	(1,562,860)
Accounts payable and accrued liabilities	CAD	(208,325)	(157,512)
Warrants liability	CAD	(2,167,487)	(1,638,808)
Lease liability	COP (000’s)	(457,494)	(119,698)